Shareholders' Equity - Schedule of Dividends Declared and Paid by the Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Amounts	$ 11,800,000
Top Moral [Member]
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Date of Dividends	Sep. 08, 2023
Amounts	$ 600,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Max Bright [Member]
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Date of Dividends	Nov. 15, 2023
Amounts	$ 3,700,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Creation [Member]
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Date of Dividends	Nov. 15, 2023
Amounts	$ 2,800,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Legend [Member]
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Date of Dividends	Nov. 16, 2023
Amounts	$ 3,700,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Moral One [Member]
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Date of Dividends	Nov. 20, 2023
Amounts	$ 800,000
Receiving Shareholder	Ocean Master Worldwide Corporation
Top Moral Two [Member]
Schedule of Dividends Declared and Paid by the Subsidiaries [Line Items]
Date of Dividends	Mar. 12, 2024
Amounts	$ 200,000
Receiving Shareholder	Ocean Master Worldwide Corporation